Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable [Abstract]
Schedule of other accounts receivable
	December 31,
	2019	2018
Government authorities	$378	$738
Accrued income-IIA	71	332
Consumables	306	91
Prepaid expenses and other	672	344
	$1,427	$1,505